Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	3 Months Ended
	Mar. 31, 2026 BRL (R$) shares R$ / shares shares	Mar. 31, 2025 BRL (R$)	Mar. 31, 2024 BRL (R$)	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-current provisions for employee benefits | R$	R$ 360,657,000			R$ 332,322,000
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	9,142,477			9,053,407
Shares granted	972,100
Cancelled	96,521
Exercised (1)	786,509
Available for completion	168,250
Restricted stock, year one	1,999,895
Restricted stock, year two	2,583,684
Restricted stock, year three	3,689,847
Restricted stock, year four	700,801
Non-current provisions for employee benefits | R$	R$ 360,657,000			R$ 332,322,000	R$ 361,974,000
Increase Provision Share Based Payment | R$	75,700,000	R$ 209,842,000
Decrease Provision Share Based Payment Cancelled | R$	(2,867,000)	(17,843,000)
Decrease Provision Share Based Payment | R$	R$ (44,498,000)	R$ (221,651,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 51.88
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,035,217			3,076,116
Shares granted	242,383
Exercised (1)	283,282
Restricted stock, year one	232,651
Restricted stock, year two	440,715
Restricted stock, year three	235,794
Restricted stock, year four	1,884,420
Restricted stock, year five	241,637
Non-current provisions for employee benefits | R$	R$ 78,728,000			R$ 80,742,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	12,597,000		R$ 45,642,000
Decrease Provision Share Based Payment | R$	(14,611,000)		R$ (25,126,000)
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 64.12
Number of other equity instruments outstanding in share-based payment arrangement	7,903			7,735
Shares granted	168
Available for completion	7,903
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 54.20
Number of other equity instruments outstanding in share-based payment arrangement	345,288			480,184
Shares granted	10,447
Cancelled	221
Exercised (1)	145,122
Available for completion	160,347
Restricted stock, year one	160,446
Restricted stock, year two	24,495
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 48.81
Number of other equity instruments outstanding in share-based payment arrangement	2,099,432			2,695,561
Shares granted	58,994
Cancelled	27,540
Exercised (1)	627,583
Restricted stock, year one	1,839,449
Restricted stock, year two	259,983
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$				R$ 50.51
Number of other equity instruments outstanding in share-based payment arrangement				277,249
Shares granted	6,033
Exercised (1)	283,282
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 56.58
Number of other equity instruments outstanding in share-based payment arrangement	2,474,363			2,459,390
Shares granted	53,332
Cancelled	31,197
Exercised (1)	7,162
Restricted stock, year two	2,299,206
Restricted stock, year three	175,157
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$				R$ 56.09
Number of other equity instruments outstanding in share-based payment arrangement	2,382,333			2,331,602
Shares granted	50,731
Restricted stock, year one	232,651
Restricted stock, year two	440,715
Restricted stock, year four	1,708,967
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 59.65
Number of other equity instruments outstanding in share-based payment arrangement	3,514,690			3,410,537
Shares granted	148,358
Cancelled	37,563
Exercised (1)	6,642
Restricted stock, year three	3,514,690
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$				R$ 60.47
Number of other equity instruments outstanding in share-based payment arrangement	477,431			467,265
Shares granted	10,166
Restricted stock, year three	235,794
Restricted stock, year five	241,637
Grant Year 2026 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 50.70
Number of other equity instruments outstanding in share-based payment arrangement	700,801
Shares granted	700,801
Restricted stock, year four	700,801
Grant Year 2026 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$				R$ 49.70
Number of other equity instruments outstanding in share-based payment arrangement	175,453
Shares granted	175,453
Restricted stock, year four	175,453